Share-Based and Unit-Based Compensation - Summary of Estimated Grant-Date Fair Values Assumptions (Details)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 29, 2020
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Expected term (in years)	7 years
Expected equity price volatility, minimum	46.12%
Expected equity price volatility, maximum	46.25%
Risk-free interest rate, minimum	1.12%
Risk-free interest rate, maximum	1.29%
Expected dividend yield	0.00%
2015 Plan | Unit Options
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Expected term (in years)		6 years
Expected equity price volatility, minimum		23.00%
Expected equity price volatility, maximum		55.00%
Risk-free interest rate, minimum		1.90%
Risk-free interest rate, maximum		2.80%
Expected dividend yield		0.00%